Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	3 years
Furniture & fitting [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	3 years
Office and warehouse renovation [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	Shorter of the lease term or 3 years